N-2	Aug. 06, 2024
Cover [Abstract]
Entity Central Index Key	0001678124
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CION ARES DIVERSIFIED CREDIT FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The discussion of the State Street Credit Facility in the sub-section of each Prospectus entitled “Types of Investments and Related Risks—Risks Associated with the Use of Leverage” is hereby replaced in its entirety with the following:

State Street Credit Facility. The Fund is a party to a senior secured revolving credit facility (as amended, the “State Street Credit Facility”), that allows the Fund to borrow up to $300 million at any one time outstanding. The State Street Credit Facility’s stated maturity date is July 31, 2026. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities (which are subject to certain limitations and exceptions), including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain restricted payments, (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1 and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) of the Fund to outstanding and requested loans of not less than 3:1.

As of July 31, 2024, there was $284.39 million outstanding under the State Street Credit Facility. On and after July 31, 2024, the interest rate charged on the State Street Credit Facility is based on an applicable SOFR rate plus an applicable spread of 1.25% (as defined in the documents governing the State Street Credit Facility). Prior to July 31, 2024, the interest rate charged on the State Street Credit Facility was based on an applicable SOFR rate plus a credit spread adjustment of 0.10% and an applicable spread of 1.00% (as defined in the documents governing the State Street Credit Facility). The Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility.

The following discussion of the BNP Credit Facility (as defined below) is added to the sub-section of each Prospectus entitled “Types of Investments and Related Risks—Risks Associated with the Use of Leverage,” following the discussion of the State Street Credit Facility and the Wells Credit Facility:

BNP Credit Facility. The Fund and one of the Fund’s consolidated subsidiaries, CADEX Liquid Financing LLC (the “Financing Sub 2”), are parties to a revolving credit and security agreement (the “BNP Credit Facility”), pursuant to which BNP Paribas has agreed to extend credit to Financing Sub 2 in an aggregate principal amount up to $400 million at any one time outstanding. The BNP Credit Facility has a three-year reinvestment period (the “Reinvestment Period”) and a stated maturity date that is four years after the effective date of the BNP Credit Facility. Subject to certain conditions, during the Reinvestment Period, Financing Sub 2 may propose one or more increases in the maximum facility amount in increments of $50 million. The obligations of Financing Sub 2 under the BNP Credit Facility are secured by all of the assets held by Financing Sub 2, including certain loans (the “Loans”) to be contributed by the Fund to Financing Sub 2 from time to time. Under the terms of the BNP Credit Facility, the Fund and Financing Sub 2, as applicable, have made certain representations and warranties regarding the Loans, as well as their businesses, and are required to comply with various covenants, servicing procedures, limitations on the disposition of Loans, reporting requirements and other customary requirements for similar revolving funding facilities. The BNP Credit Facility includes usual and customary events of default for revolving funding facilities of this nature.

As of July 31, 2024, there were no borrowings outstanding under the BNP Credit Facility. The interest rate charged on the BNP Credit Facility is based on an applicable SOFR (as defined in the documents governing the BNP Credit Facility) plus a margin of (i) 1.60% during the Reinvestment Period and (ii) 2.60% following the Reinvestment Period. In addition, Financing Sub 2 is required to pay a commitment fee of between 0.35% and 0.70% depending on the size of the unused portion of the BNP Credit Facility.

The Fund may in the future form additional financing subsidiaries and incur additional leverage, directly or indirectly through any such financing subsidiaries, under a secured credit facility having similar or substantially different terms to those of the State Street Credit Facility, the Wells Credit Facility or the BNP Credit Facility.

State Street Credit Facility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

State Street Credit Facility. The Fund is a party to a senior secured revolving credit facility (as amended, the “State Street Credit Facility”), that allows the Fund to borrow up to $300 million at any one time outstanding. The State Street Credit Facility’s stated maturity date is July 31, 2026. Under the State Street Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities (which are subject to certain limitations and exceptions), including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain restricted payments, (c) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund and its consolidated subsidiaries (subject to certain exceptions) of not less than 2:1 and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) of the Fund to outstanding and requested loans of not less than 3:1.

As of July 31, 2024, there was $284.39 million outstanding under the State Street Credit Facility. On and after July 31, 2024, the interest rate charged on the State Street Credit Facility is based on an applicable SOFR rate plus an applicable spread of 1.25% (as defined in the documents governing the State Street Credit Facility). Prior to July 31, 2024, the interest rate charged on the State Street Credit Facility was based on an applicable SOFR rate plus a credit spread adjustment of 0.10% and an applicable spread of 1.00% (as defined in the documents governing the State Street Credit Facility). The Fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the State Street Credit Facility.

BNP Credit Facility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

BNP Credit Facility. The Fund and one of the Fund’s consolidated subsidiaries, CADEX Liquid Financing LLC (the “Financing Sub 2”), are parties to a revolving credit and security agreement (the “BNP Credit Facility”), pursuant to which BNP Paribas has agreed to extend credit to Financing Sub 2 in an aggregate principal amount up to $400 million at any one time outstanding. The BNP Credit Facility has a three-year reinvestment period (the “Reinvestment Period”) and a stated maturity date that is four years after the effective date of the BNP Credit Facility. Subject to certain conditions, during the Reinvestment Period, Financing Sub 2 may propose one or more increases in the maximum facility amount in increments of $50 million. The obligations of Financing Sub 2 under the BNP Credit Facility are secured by all of the assets held by Financing Sub 2, including certain loans (the “Loans”) to be contributed by the Fund to Financing Sub 2 from time to time. Under the terms of the BNP Credit Facility, the Fund and Financing Sub 2, as applicable, have made certain representations and warranties regarding the Loans, as well as their businesses, and are required to comply with various covenants, servicing procedures, limitations on the disposition of Loans, reporting requirements and other customary requirements for similar revolving funding facilities. The BNP Credit Facility includes usual and customary events of default for revolving funding facilities of this nature.

As of July 31, 2024, there were no borrowings outstanding under the BNP Credit Facility. The interest rate charged on the BNP Credit Facility is based on an applicable SOFR (as defined in the documents governing the BNP Credit Facility) plus a margin of (i) 1.60% during the Reinvestment Period and (ii) 2.60% following the Reinvestment Period. In addition, Financing Sub 2 is required to pay a commitment fee of between 0.35% and 0.70% depending on the size of the unused portion of the BNP Credit Facility.

The Fund may in the future form additional financing subsidiaries and incur additional leverage, directly or indirectly through any such financing subsidiaries, under a secured credit facility having similar or substantially different terms to those of the State Street Credit Facility, the Wells Credit Facility or the BNP Credit Facility.

Class A Shares (Cadex) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class C Shares (Cadcx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class C Shares
Class I Shares (Cadux) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class L Shares (Cadwx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class L Shares
Class U Shares (Cadzx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Class U 2 Shares (Cadsx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U-2 Shares
Class W Shares (Cadfx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class W Shares